800 Westchester Avenue, Suite N611 Rye Brook, New York 10573

March 17, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	IndexIQ ETF Trust – (File Nos. 333-152915 and 811-22227) (the “Registrant”)

Dear Sir or Madam:

     I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 12 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed with the Securities and Exchange Commission on March 16, 2010 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

Adam S. Patti President